Offerings - Offering: 1	Mar. 18, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,000,000.00
Amount of Registration Fee	$ 1,071.70
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,071.70 was paid in connection with the filing of the Schedule TO-I by Infinity Core Alternative Fund (File No. 005-88164) on May 28, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.